Leasing - Maturities of Operating Leases Prior to Adopting 2016-02 (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 244
2021	211
2022	172
2023	136
2024 and thereafter	432
Total	$ 1,195